TYPE:	13F-HR
PERIOD	09/30/2007
FILER
   CIK	0001164061
   CCC	5vyj*xbs
SUBMISSION - CONTACT
   NAME	 Janet Chen
   PHONE  609-514-9390

Attached Documents Page (2)
	FORM 13F
	FORM 13F COVER PAGE


Check here if Amendment [ ];
This Amendment (Check only one.):	[] is a restatement.
				[] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Alter Asset Management, Inc
Address: 731 Alexander Road, Suite 301
	Princeton, New Jersey 08540

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:George Andresen
Title: Chief Compliance Officer
Phone:609-514-9391


Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[] 13F NOTICE.
(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: NONE (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state ''NONE'' and omit the column headings and list entries.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co                          COM              88579Y101      415 4435.0000 SH      Sole                4285.0000          150.0000
AMR Corp                       COM              001765106      438 19650.0000 SH     Sole               19650.0000
Alcoa Inc                      COM              013817101      529 13530.0000 SH     Sole               13530.0000
Altria Group Inc               COM              02209S103      977 14054.0000 SH     Sole               14024.0000           30.0000
Amazon.Com Inc                 COM              023135106     1688 18125.0000 SH     Sole               18125.0000
American Express Company       COM              025816109     1014 17075.0000 SH     Sole               17075.0000
American Intl Group Com        COM              026874107     2053 30345.0000 SH     Sole               29895.0000          450.0000
Apple Computer Inc             COM              037833100      495 3228.0000 SH      Sole                3228.0000
Bemis Company                  COM              081437105      261 8954.0000 SH      Sole                8954.0000
Berkshire Hthwy Cl A           COM              084670108     6874  58.0000 SH       Sole                  55.0000            3.0000
Berkshire Hthwy Cl B           COM              084670207     9400 2378.5000 SH      Sole                2231.5000          147.0000
Boulder Total Return Fund      COM              101541100    15904 752672.0000 SH    Sole              745838.0000         6834.0000
Canadian Natural Resources     COM              136385101     2458 32449.0000 SH     Sole               31249.0000         1200.0000
Cephalon Inc                   COM              156708109     1160 15884.0000 SH     Sole               15884.0000
China Yuchai Intl Ltd          COM              G21082105       31 3100.0000 SH      Sole                3100.0000
Cisco Systems Inc Com          COM              17275R102     1466 44262.0000 SH     Sole               44262.0000
Citigroup Inc Com              COM              172967101      964 20665.9998 SH     Sole               19258.9998         1407.0000
Coca Cola Co Com               COM              191216100      766 13327.0000 SH     Sole               12907.0000          420.0000
Colgate-Palmolive Co           COM              194162103      861 12066.0000 SH     Sole               12066.0000
Comcast Corp-Special Cl A      COM              20030N200      949 39624.0000 SH     Sole               39424.0000          200.0000
ConocoPhillips                 COM              20825c104      565 6437.0000 SH      Sole                6397.0000           40.0000
Costco Wholesale Corp          COM              22160K105     2007 32700.0000 SH     Sole               32300.0000          400.0000
Covidien Ltd                   COM              G2552X108      659 15868.0000 SH     Sole               15868.0000
Danaher Corp                   COM              235851102     1327 16050.0000 SH     Sole               16050.0000
De Luxe Corp                   COM              248019101      776 21067.0000 SH     Sole               21017.0000           50.0000
Dell Inc                       COM              24702R101     2453 88875.0000 SH     Sole               88075.0000          800.0000
Diamonds Trust Series I        COM              252787106      411 2957.0000 SH      Sole                2807.0000          150.0000
Disney Walt Co Com             COM              254687106     1594 46365.0000 SH     Sole               46365.0000
Du Pont (E.I.) De Nemours      COM              263534109      851 17175.0000 SH     Sole               17175.0000
E*Trade Financial Corp         COM              269246104      601 46047.0000 SH     Sole               46047.0000
EMC Corp Mass Com              COM              268648102     1961 94269.0000 SH     Sole               94269.0000
Emerson Electric Company       COM              291011104      285 5355.0000 SH      Sole                5255.0000          100.0000
Energy Select Sector SPDR      COM              81369Y506      356 4764.0000 SH      Sole                4764.0000
Express Scripts Inc            COM              302182100      290 5200.0000 SH      Sole                5200.0000
Exxon Mobil Corproration       COM              30231G102      654 7064.0000 SH      Sole                7064.0000
FedEx Corp                     COM              31428X106      367 3500.0000 SH      Sole                3400.0000          100.0000
First Trust Value Line DVD     COM              33735A100      329 19725.0000 SH     Sole               19725.0000
FirstFlight Inc                COM              32025R104      155 500100.0000 SH    Sole              500100.0000
Fiserv Inc                     COM              337738108      631 12400.0000 SH     Sole               12400.0000
Forest City Enterprises Cl A   COM              345550107      220 3980.0000 SH      Sole                3980.0000
Freeport-McMoran Cop & Gold In COM              35671D857      824 7855.0000 SH      Sole                7800.0000           55.0000
General Elec Co Com            COM              369604103     1341 32398.0000 SH     Sole               32262.0000          136.0000
Google Inc Cl A                COM              38259P508     1305 2300.0000 SH      Sole                2300.0000
Halliburton Co                 COM              406216101      275 7150.0000 SH      Sole                7150.0000
Hercules Inc                   COM              427056106      699 33250.0000 SH     Sole               33250.0000
Hewlett-Packard Co             COM              428236103     1729 34725.0000 SH     Sole               34725.0000
Home Depot Inc Com             COM              437076102      536 16513.0000 SH     Sole               16513.0000
IAC/InterActiveCorp            COM              44919P300      549 18500.0000 SH     Sole               18400.0000          100.0000
Illinois Tool Works            COM              452308109     1306 21904.0000 SH     Sole               21904.0000
Ingersoll-Rand Co Ltd Cl A     COM              2831167        821 15075.0000 SH     Sole               15075.0000
Intel Corp Com                 COM              458140100      756 29249.0000 SH     Sole               29249.0000
Intl Business Machines Corp    COM              459200101      626 5314.0000 SH      Sole                5214.0000          100.0000
JP Morgan Chase & Co.          COM              46625H100     2165 47244.0000 SH     Sole               47189.0000           55.0000
Johnson & Johnson Com          COM              478160104     1534 23347.5250 SH     Sole               23247.5250          100.0000
Joy Global Inc                 COM              481165108      603 11850.0000 SH     Sole               11725.0000          125.0000
KBR Inc                        COM              48242W106     1485 38290.0000 SH     Sole               37990.0000          300.0000
Kraft Foods Inc A              COM              50075N104     1270 36794.0000 SH     Sole               36574.0000          220.0000
Leucadia Natl Corp Com         COM              527288104     3344 69344.0000 SH     Sole               68344.0000         1000.0000
Level 3 Communications Inc     COM              52729N100       60 13000.0000 SH     Sole                1000.0000        12000.0000
Limited Inc Com                COM              532716107      457 19965.0000 SH     Sole               19875.0000           90.0000
Liz Claiborne Inc              COM              539320101      275 8004.0000 SH      Sole                8004.0000
McCormick & Co-Non Vtg Shs     COM              579780206      201 5600.0000 SH      Sole                5600.0000
McDonald's Corporation         COM              580135101      740 13584.0000 SH     Sole               13584.0000
McGraw-Hill Companies Inc      COM              580645109     2442 47961.0000 SH     Sole               47961.0000
Microsoft Corp Com             COM              594918104     1757 59645.0000 SH     Sole               59645.0000
Mitsubishi UFJ Fincl ADR       COM              606822104      918 101100.0000 SH    Sole              101100.0000
Motorola Inc                   COM              620076109      321 17317.0000 SH     Sole               17167.0000          150.0000
NY Community Bancorp           COM              649445103      791 41525.0000 SH     Sole               41525.0000
News Corp Cl B                 COM              65248E203      274 11700.0000 SH     Sole               11700.0000
Nike Inc Cl B                  COM              654106103      880 15000.0000 SH     Sole               15000.0000
Penn West Energy Trust         COM              707885109     1760 56642.0000 SH     Sole               56642.0000
Pfizer Inc Com                 COM              717081103     1101 45078.9325 SH     Sole               44247.9325          831.0000
Plum Creek Timber Co Inc       COM              729251108      850 18994.0000 SH     Sole               18994.0000
PowerShares Intl Div Achievers COM              73935X716      203 9540.0000 SH      Sole                9540.0000
PowerShares QQQ Nasdaq 100     COM              73935A104     1048 20380.0000 SH     Sole               19880.0000          500.0000
Procter & Gamble Co Com        COM              742718109      557 7913.0000 SH      Sole                7913.0000
Progressive Corp               COM              743315103      247 12700.0000 SH     Sole               12700.0000
Sears Holdings Corp            COM              812350106      913 7175.0000 SH      Sole                7175.0000
Shaw Communications Inc B      COM              82028K200     2720 109484.0000 SH    Sole              109484.0000
Sirius Satellite Radio Inc     COM              82966U103       50 14300.0000 SH     Sole               14300.0000
Six Flags Inc                  COM              83001P109      953 275481.0000 SH    Sole              270981.0000         4500.0000
Sprint Nextel Corp             COM              852061100      679 35751.0000 SH     Sole               35751.0000
Stryker Corp Com               COM              863667101      767 11150.0000 SH     Sole               11150.0000
Sysco Corp                     COM              871829107      359 10089.0000 SH     Sole               10089.0000
Target Corp                    COM              87612e106      391 6143.0000 SH      Sole                5743.0000          400.0000
Tellabs Inc                    COM              879664100      608 63900.0000 SH     Sole               63900.0000
Teva Pharm Inds Ltd Adrf       COM              881624209      676 15203.0000 SH     Sole               15203.0000
Texas Instruments Inc          COM              882508104     1238 33835.0000 SH     Sole               33835.0000
The DirecTV Group Inc          COM              25459L106     1052 43325.0000 SH     Sole               43325.0000
Time Warner Inc                COM              887317105      532 28976.0000 SH     Sole               28976.0000
Toyota Industries Corp         COM              J92628106      323 7500.0000 SH      Sole                7500.0000
Transocean Sedco Forex Inc     COM              2821287        633 5600.0000 SH      Sole                5600.0000
Tyco Electronics Ltd           COM              G9144P105      561 15826.0000 SH     Sole               15826.0000
Tyco International Ltd         COM              9143X2082      707 15955.0000 SH     Sole               15955.0000
USG Corp                       COM              903293405      575 15300.0000 SH     Sole               14800.0000          500.0000
UST Inc Com                    COM              902911106      673 13575.0000 SH     Sole               13575.0000
UnitedHealth Group Inc         COM              91324P102      518 10700.0000 SH     Sole               10575.0000          125.0000
Wal Mart Stores Inc Com        COM              931142103      865 19807.0000 SH     Sole               19407.0000          400.0000
Walgreen Co                    COM              931422109      666 14100.0000 SH     Sole               13900.0000          200.0000
Waters Corporations            COM              941848103      330 4925.0000 SH      Sole                4925.0000
Wells Fargo & Co New Com       COM              949746101     1484 41676.0000 SH     Sole               41676.0000
WisdomTree L/C Div Fund        COM              97717W307      410 6700.0000 SH      Sole                6700.0000
Wm. Wrigley Jr Co              COM              982526105      345 5375.0000 SH      Sole                5375.0000
YUM! Brands Inc.               COM              988498101      707 20900.0000 SH     Sole               20900.0000
Yahoo! Inc Com                 COM              984332106      527 19625.0000 SH     Sole               19625.0000
Zimmer Holdings Inc            COM              98956P102      686 8470.0000 SH      Sole                8470.0000
iShares DJ Select Dividend     COM              464287168      633 9130.0000 SH      Sole                8955.0000          175.0000
iShares MSCI EAFE Index Fund   COM              464287465      583 7060.0000 SH      Sole                6885.0000          175.0000
iShares MSCI Japan Index Fd    COM              464286848      203 14150.0000 SH     Sole               14150.0000
iShares Russell 1000 Value     COM              464287598      596 6935.0000 SH      Sole                5815.0000         1120.0000
iShares Russell Midcap Index   COM              464287499      213 1970.0000 SH      Sole                1970.0000
iShares S&P 500/Barra Growth   COM              464287309      530 7450.0000 SH      Sole                7450.0000